Summary Of Significant Accounting Policies (Reconciliation Of Denominator Of Net Income Per Share) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Shares used in computing basic net income per share	87,104		90,411		91,926
Dilutive effect of stock options and restricted stock units	1,888	[1]	2,871	[1]	2,140	[1]
Shares used in computing diluted net income per share	88,992		93,282		94,066
Common stock outstanding excluded from computation of diluted EPS	6,741		6,524		6,314

[1]	Options to purchase 6,741, 6,524 and 6,314 shares of common stock were outstanding during 2011, 2010 and 2009, respectively, but were not included in the computation of diluted net income per share as inclusion would have been anti-dilutive.